Quarterly Holdings Report
for
Fidelity® Europe Fund
July 31, 2024
EUR-NPRT3-0924
1.804873.120
Common Stocks - 98.8%
	Shares	Value ($)
Australia - 0.7%
Glencore PLC	778,300	4,318,663
Belgium - 2.4%
KBC Group NV	48,700	3,775,827
UCB SA	66,900	11,197,051
TOTAL BELGIUM		14,972,878
Denmark - 8.2%
Novo Nordisk A/S Series B	299,200	39,641,870
Pandora A/S	13,000	2,038,025
Tryg A/S	285,500	6,252,067
Vestas Wind Systems A/S (a)	101,100	2,501,926
TOTAL DENMARK		50,433,888
Finland - 1.2%
Nordea Bank Abp	617,600	7,240,474
France - 16.5%
Air Liquide SA	79,518	14,508,740
Airbus Group NV	43,300	6,552,448
Alten SA	12,000	1,322,077
AXA SA	192,800	6,769,177
BNP Paribas SA	92,300	6,323,820
Capgemini SA	29,100	5,777,033
Compagnie de St.-Gobain	56,300	4,829,738
Danone SA	90,100	5,853,356
Dassault Aviation SA	23,600	4,753,199
Dassault Systemes SA	9,600	363,924
EssilorLuxottica SA	27,264	6,246,518
L'Oreal SA	25,800	11,157,155
LVMH Moet Hennessy Louis Vuitton SE	25,400	17,916,205
TotalEnergies SE	138,307	9,331,068
TOTAL FRANCE		101,704,458
Germany - 12.9%
adidas AG	23,400	5,857,592
Deutsche Borse AG	31,100	6,368,302
Deutsche Telekom AG	253,000	6,617,846
DHL Group	76,900	3,430,166
Gerresheimer AG	24,500	2,538,823
Merck KGaA	27,400	4,916,575
MTU Aero Engines AG	20,000	5,664,497
Rheinmetall AG	12,000	6,542,851
RWE AG	73,000	2,724,857
SAP SE	108,800	23,002,531
SCHOTT Pharma AG & Co. KGaA (b)	63,500	2,199,132
Scout24 AG (c)	75,100	5,949,475
Siemens Healthineers AG (c)	73,200	3,931,723
TOTAL GERMANY		79,744,370
Ireland - 1.0%
AIB Group PLC	1,129,200	6,477,007
Italy - 7.7%
Coca-Cola HBC AG	87,800	3,205,545
Davide Campari Milano NV	412,300	3,721,405
Ferrari NV (Italy)	14,700	6,051,812
FinecoBank SpA	291,635	4,955,265
Prada SpA	1,084,800	7,831,037
Prysmian SpA	63,400	4,359,775
Recordati SpA	148,000	8,064,711
UniCredit SpA	222,200	9,126,799
TOTAL ITALY		47,316,349
Luxembourg - 0.5%
CVC Capital Partners PLC (c)	151,700	2,849,297
Netherlands - 6.7%
ASML Holding NV (Netherlands)	36,300	33,412,467
Heineken NV (Bearer)	35,100	3,115,692
Topicus.Com, Inc.	37,300	3,284,367
Universal Music Group NV	64,500	1,536,680
TOTAL NETHERLANDS		41,349,206
Norway - 1.0%
Equinor ASA	94,200	2,494,434
Kongsberg Gruppen ASA	35,200	3,535,938
TOTAL NORWAY		6,030,372
South Africa - 0.5%
Anglo American PLC (United Kingdom)	101,200	3,068,011
Spain - 1.6%
CaixaBank SA	1,095,300	6,388,054
Puig Brands SA Class B	127,400	3,557,269
TOTAL SPAIN		9,945,323
Sweden - 7.9%
EQT AB	114,700	3,715,444
Evolution AB (c)	32,000	3,099,817
Haypp Group (a)	399,824	3,733,463
Hemnet Group AB	293,100	10,832,647
HEXPOL AB (B Shares)	197,400	2,206,400
Indutrade AB	229,500	6,737,646
Investor AB (B Shares)	313,900	8,904,757
Kry International AB (a)(d)(e)	406	10,352
Nordnet AB (b)	148,000	3,021,029
Saab AB (B Shares)	147,500	3,405,927
Sandvik AB	168,300	3,445,408
TOTAL SWEDEN		49,112,890
Switzerland - 3.3%
Compagnie Financiere Richemont SA Series A	61,640	9,402,034
Galderma Group AG	24,560	1,933,182
Sika AG	13,800	4,194,634
UBS Group AG	106,370	3,230,788
Ypsomed Holding AG	3,390	1,558,377
TOTAL SWITZERLAND		20,319,015
United Kingdom - 21.9%
3i Group PLC	132,365	5,325,141
AstraZeneca PLC (United Kingdom)	150,600	23,925,955
B&M European Value Retail SA	455,800	2,742,849
Beazley PLC	328,300	2,884,685
Bunzl PLC	115,963	4,856,904
Compass Group PLC	278,361	8,572,132
Deliveroo PLC Class A (a)(c)	1,882,100	3,191,365
Diageo PLC	277,187	8,624,669
Direct Line Insurance Group PLC	278,100	673,909
Flutter Entertainment PLC (a)	29,900	5,909,834
Games Workshop Group PLC	17,692	2,342,627
Grainger Trust PLC	732,933	2,270,755
Halma PLC	104,600	3,579,552
Hiscox Ltd.	266,803	4,359,385
JD Sports Fashion PLC	1,810,000	3,062,129
Judges Scientific PLC (b)	15,196	1,933,987
Lloyds Banking Group PLC	6,095,200	4,656,429
London Stock Exchange Group PLC	71,400	8,691,217
Londonmetric Properity PLC	810,644	2,098,837
Oxford Instruments PLC	21,900	706,654
RELX PLC (London Stock Exchange)	337,527	15,930,435
Rolls-Royce Holdings PLC (a)	996,800	5,771,674
Safestore Holdings PLC	179,963	1,865,849
Sage Group PLC	427,800	5,972,547
Spirax-Sarco Engineering PLC	14,000	1,630,592
Vistry Group PLC (a)	83,500	1,485,633
Zegona Communications PLC (a)	469,500	2,100,409
TOTAL UNITED KINGDOM		135,166,154
United States of America - 4.8%
Experian PLC	103,594	4,890,196
Nestle SA (Reg. S)	93,740	9,495,173
Shell PLC (London)	420,600	15,336,710
TOTAL UNITED STATES OF AMERICA		29,722,079
TOTAL COMMON STOCKS (Cost $468,822,236)		609,770,434

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	3,852	518,977
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	2,345	79,309
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,072,807)		598,286

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	2,217,308	2,217,751
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	4,836,759	4,837,242
TOTAL MONEY MARKET FUNDS (Cost $7,054,993)		7,054,993

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $477,950,036)	617,423,713
NET OTHER ASSETS (LIABILITIES) - 0.0%	(27,359)
NET ASSETS - 100.0%	617,396,354

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,021,677 or 3.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $608,638 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736

Kry International AB	5/14/21	176,328

Kry International AB Series E	5/14/21	1,072,071

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,563,237	97,513,490	99,859,214	156,126	238	-	2,217,751	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,636,857	27,532,987	25,332,602	19,937	-	-	4,837,242	0.0%
Total	7,200,094	125,046,477	125,191,816	176,063	238	-	7,054,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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